Acquisitions	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Business Combinations [Abstract]
Acquisitions
Acquisitions

Acquisition of Choose Digital

On June 24, 2014, the Company acquired Choose Digital, a Miami, Florida based, digital marketplace platform that allows companies to incorporate digital content into existing rewards and loyalty programs in support of marketing and sales initiatives.

In connection with the Company's acquisition of Choose Digital, the Company was required to make a contingent payment, which was due within five business days after June 24, 2015, of $4,792. Such amount was accrued in the accompanying Consolidated Balance Sheets as of June 30, 2015. On July 31, 2015, the Company entered into a Forbearance Agreement with AmossyKlein Family Holdings, LLP ("AmossyKlein"), as representative of the former shareholders of Choose Digital Inc. (the “Stockholders”). The Forbearance Agreement provides that the Company will make monthly installment payments to the Stockholders, beginning on July 31, 2015 and ending on January 29, 2016. Specifically, the Company agreed to pay $668 on July 31, 2015; $532 on August 31, 2015; $528 on September 30, 2015; $524 on October 31, 2015; $521 on November 30, 2015; $517 on December 31, 2015; and $1,754 on January 29, 2016. The scheduled payments include $170 of interest and $82 of legal fee charges. The Company agreed to deliver an affidavit of confession of judgment to be held in escrow by AmossyKlein’s counsel in the event the Company does not make such installment payments. The Company made the installment payments through December 2015, but failed to make the payment due on January 29, 2016. On May 12, 2016. the Company and AmossyKlein entered into an amendment to the Forbearance Agreement to provide for the payment of the remaining $1,754 (see Note 16, Subsequent Events). The balance of the contingent payment at March 31, 2016 was $1,754, including interest of $12. Since January 1, 2016 and through March 31, 2016, the Company has recorded additional interest of $26.

Acquisition of DraftDay.com

On September 8, 2015, the Company and its newly created subsidiary DDGG entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with MGT Capital Investments, Inc. (“MGT Capital”) and MGT Sports, Inc. (“MGT Sports”), pursuant to which the Company acquired all of the assets of the DraftDay.com business (the “DraftDay Business”) from MGT Capital and MGT Sports.  In exchange for the acquisition of the DraftDay Business, the Company paid MGT Sports the following: (a) 1,269,342 shares of the Company’s Common Stock, par value $0.001 per share (“Common Stock”), (b) a promissory note in the amount of $234 due September 29, 2015, (c) a promissory note in the amount of $1,875 due March 8, 2016 (the "MGT Note"), and (d) 2,550,000 shares of common stock of DDGG.  In addition, in exchange for providing certain transitional services, DDGG will issue to MGT Sports a warrant to purchase 1,500,000 shares of DDGG common stock at an exercise price of $0.40 per share.

In addition, in exchange for the release of various liens and encumbrances, the Company also agreed to issue to third parties: (a) 84,633 shares of its Common Stock, (b) a promissory note in the amount of $16 due September 29, 2015 and (c) a promissory note in the amount of $125 due March 8, 2016, and DDGG issued: (i) 150,000 shares of its common stock and (ii) a warrant to purchase 350,000 shares of DDGG common stock at $0.40 per share.

Accordingly, the Company issued a total of 1,353,975 shares of Common Stock in connection with the acquisition of the DraftDay Business.

The Company contributed the assets of the DraftDay Business to DDGG, such that the Company now owns a total of 11,250,000 shares of DDGG common stock.

The Asset Purchase Agreement contains customary representations, warranties and covenants of MGT Capital and MGT Sports. In addition, on September 8, 2015, DDGG entered into an agreement with Sportech Racing, LLC (“Sportech”) pursuant to which Sportech agreed to provide certain management services to DDGG in exchange for 9,000,000 shares of DDGG common stock.
As a result of the transactions described above, the Company owns a total of 11,250,000 shares of DDGG common stock, Sportech Inc., an affiliate of Sportech, owns 9,000,000 shares of DDGG common stock, MGT Sports owns 2,550,000 shares of DDGG common stock and an additional third party owns 150,000 shares of DDGG common stock. On September 8, 2015, the various stockholders of DDGG entered into a Stockholders Agreement (the “Stockholders Agreement”).  The Stockholders Agreement provides that all stockholders will vote their shares of DDGG common stock for a Board comprised of three members, two of which will be designated by the Company and one of which will be designated by Sportech.  As such, the operations of the DraftDay business will be consolidated with the Company's operations from the acquisition date of September 8, 2015 (see Note 11, Stockholders' Equity, for a discussion on non-controlling interest related to the portion of the DraftDay Business that the Company does not own). Mr. Sillerman will serve as the Chairman of DDGG. The Stockholders Agreement also provides customary rights of first refusal for the various stockholders, as well as customary co-sale, drag along and preemptive rights.

In the aggregate, as a result of the transactions described herein, the Company issued promissory notes in the principal amount of $250 due and paid on September 29, 2015 and in the aggregate principal amount of $2,000 due March 8, 2016.  The Company was not able to make the payment at the due date and on March 24, 2016 converted $824 of the promissory notes to common stock and $110 of the promissory notes to a Series D Preferred Stock (see Note 11, Stockholders' Equity (Deficit)). All such notes bear interest at a rate of 5% per annum.

This acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, Business Combinations. Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of the DraftDay Business have been measured based on various preliminary estimates using assumptions that the Company’s management believes are reasonable utilizing information currently available. Use of different estimates and judgments could yield different results. The Company has performed a preliminary allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with any excess of the purchase price allocated to goodwill. The Company has not completed the analysis of certain acquired assets and assumed liabilities, including, but not limited to, other identifiable intangible assets such as customer lists and technology. However, the Company is continuing its review of these items during the measurement period, and further changes to the preliminary allocation will be recognized as the valuations are finalized. Such valuations are being conducted using Level 3 inputs as described in ASC 820, Fair Value Measurements and Disclosures, that are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

A preliminary summary of the fair value of consideration transferred for this acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:
Shares of Viggle common stock on closing market price at issuance	$1,760
Shares of DDGG common stock	963
Notes issued to sellers	2,250
DDGG warrants	62
Total consideration transferred	5,035

Preliminary allocation:
Goodwill	2,622
Intangible assets	2,396
Other Assets	803
Total liabilities	(786)
$5,035

The operations of this acquisition are not material, and thus, pro forma disclosure are not presented. Goodwill related to the acquisition is expected to be deductible for income tax purposes.

Acquisitions

Acquisition of Wetpaint

On December 16, 2013, the Company and Viggle Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of Viggle (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Wetpaint, certain stockholders of Wetpaint and Shareholder Representative Services LLC, a Colorado limited liability company (solely in its capacity as the Stockholders’ Agent) ("the Acquisition"). On December 16, 2013, Merger Sub merged with and into Wetpaint, with Wetpaint continuing as the surviving corporation and the Company's wholly-owned subsidiary. The Acquisition is intended to qualify as a tax-free reorganization under Section 368(a) of the Code.

Wetpaint is a Seattle, Washington-based Internet company, founded in 2005, that publishes the website Wetpaint.com, which focuses on entertainment news, and develops a proprietary technology platform, the Social Distribution System, that is used to provide analytics for its own website as well as other online publishers.

In connection with the Acquisition, all outstanding shares of Wetpaint capital stock were converted into the right to receive an aggregate amount of cash and shares of Viggle common stock (the “Stock Consideration”) payable as described below.  At the completion of the Acquisition, (i) $1,634 in cash (subject to certain adjustments for payment of certain transaction expenses by Viggle and bonus and premium payments to certain Wetpaint employees and stockholders), $22,923 in shares of Viggle common stock (subject to certain adjustments as described below) and $3,860 in restricted stock units were delivered to the holders of Wetpaint Capital Stock in accordance with the allocation set forth in the Merger Agreement, and (ii) $4,771 in shares of Viggle common stock (the “Escrow Shares”) were delivered to an escrow agent to satisfy potential indemnification claims.  There are no known indemnification claims, and the escrow was established to cover claims in the event that any indemnification claims arise or are discovered. The shares will be held in escrow for a period of twelve months after closing to satisfy any indemnification claims that might arise during that twelve month period, and if no claims arise, these shares will be distributed to the former shareholders of Wetpaint.  In addition, in February of 2014, Viggle paid an aggregate amount of approximately $3,367 in cash (subject to certain adjustments for changes in Wetpaint’s net working capital, payment of certain transaction expenses by Viggle and bonus and premium payments to certain Wetpaint employees and stockholders) to the holders of Wetpaint capital stock in accordance with the allocation set forth in the acquisition agreement. The values of shares of Viggle common stock and restricted stock units noted above were based on the average closing market price of the Company's common stock during the 10 days prior to completion of the Acquisition, in accordance with the Acquisition Agreement.

Pursuant to the terms of the Merger Agreement, if the Company completed a recapitalization on or before December 31, 2015, the stock consideration paid in the Acquisition would be adjusted such that (i) if upon giving effect to a recapitalization, the shares constituting such stock consideration collectively represented less than 13.17% of the total outstanding shares of the Company's common stock on a fully diluted basis (subject to certain adjustments set forth in the merger agreement), the Company would issue to our stockholders that are former stockholders of Wetpaint (the “Wetpaint/Viggle Holders”) the additional number of shares of its common stock as is necessary such that the shares constituting the stock consideration, as so adjusted, represented 13.17% of the total outstanding shares of the Company's common stock on a fully-diluted basis (subject to certain adjustments set forth in the merger agreement) as of such time, and (ii) if upon giving effect to a recapitalization, the shares constituting the stock consideration collectively represented greater than 17.55% of the total outstanding shares of the Company's common stock on a fully-diluted basis (subject to certain adjustments set forth in the merger agreement), then the Company will cancel such number of shares of our common stock constituting the stock consideration as is necessary such that the stock consideration , as so adjusted, valued at $6,100, collectively represented 17.55% of the total outstanding shares of the Company's common stock on a fully-diluted basis (subject to certain adjustments set forth in the merger agreement) as of such time. In connection with the public offering and a recapitalization described below, on April 30, 2014, the Company issued approximately 700,000 shares of common stock and approximately 98,000 restricted stock units to the former shareholders of Wetpaint.

The Acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805, "Business Combinations" ("ASC 805"). Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of Wetpaint have been measured at their estimated fair values.

A summary of the fair value of consideration transferred for the Acquisition and the fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:	Amount
Shares of Viggle common stock and restricted stock units based on closing market price at issuance	$31,554
Cash paid to sellers	1,619
Contingent consideration	6,100
Total consideration transferred	39,273

Final allocation:
Goodwill	23,788
Intangible assets	19,009
Other assets	1,659
Total liabilities, including acquired accrued expenses	(5,183)
$39,273

The results of operations of Wetpaint were combined with the Company's consolidated results from the date of acquisition of December 16, 2013. Such results, including revenue and net loss, are not material to the Consolidated Statements of Operations. The amortization period of intangible assets acquired is as follows: technology-7 years, trademarks-30 years, customer relationships-5 years, and non-compete agreements-3 years. See Note 8, Intangible Assets and Goodwill for further detail related to the intangible assets acquired. The goodwill recorded in connection with this acquisition reflects the strategic fit and revenue and earnings growth potential of this business. Goodwill related to the acquisition is non-deductible for income tax purposes.

Acquisition of Choose Digital

On June 24, 2014, the Company acquired Choose Digital Inc. ("Choose Digital"), a Miami, Florida based, digital marketplace platform that allows companies to incorporate digital content into existing rewards and loyalty programs in support of marketing and sales initiatives. With the acquisition, the Choose Digital platform will power digital media rewards for the Viggle platform, including music, audio books, TV and movies, enabling Viggle members to get free entertainment content just for enjoying their favorite TV shows and music.

In connection with the acquisition, all outstanding shares of Choose Digital capital stock, along with certain promissory notes payable by Choose Digital, were converted into the right to receive in the aggregate (A) approximately 1,963,309 shares of Viggle common stock (the “Stock Consideration”), (B) approximately 205,761 restricted stock units, plus (C) a contingent payment, to be made within five business days after the first anniversary of the closing date, in an aggregate amount up to $4,792, depending on the trading price of Viggle common stock at that time.

This acquisition has been accounted for under the acquisition method of accounting in accordance with ASC 805. Under the acquisition method, the consideration transferred is measured at the acquisition closing date. The assets of Choose Digital have been measured based on various preliminary estimates using assumptions that the Company’s management believes are reasonable utilizing information currently available. Use of different estimates and judgments could yield different results. The Company has performed an allocation of the purchase price to the underlying net assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date, with any excess of the purchase price allocated to goodwill.

A summary of the fair value of consideration transferred for this acquisition and the estimated fair value of the assets and liabilities at the date of acquisition is as follows (amounts in thousands):

Consideration transferred:	Amount
Shares of Viggle common stock and restricted stock units based on closing market price at issuance	$8,893
Cash paid at closing	782
Contingent consideration	2,570
Total consideration transferred	12,245

Final allocation:
Goodwill	6,921
Intangible assets	4,660
Other assets	1,033
Total liabilities, including acquired accrued expenses	(369)
$12,245

On June 24, 2015, the Company determined that the maximum amount of contingent consideration of $4,792 should be recorded. As such, the Company adjusted the original estimate of contingent consideration of $2,570 to $4,792. The increase of $2,222 is recorded as an expense and included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations for the year ended June 30, 2015. In addition, at June 30, 2015, due to a shift in business operations and utilization of resources during the fourth quarter of 2015, the Company determined that certain intangible assets related to the acquisition of Choose Digital no longer had value (see Note 3, Summary of Significant Accounting Policies, for further detail).

The results of operations of Choose Digital were combined with the Company's consolidated results from the date of acquisition of June 24, 2014. Such results, including revenue and net loss, are not material to the Consolidated Statements of Operations. See Note 8, Intangible Assets and Goodwill for further details on intangible assets acquired. The goodwill recorded in connection with this acquisition reflects the strategic fit and revenue and earnings growth potential of this business. Goodwill related to the acquisition is non-deductible for income tax purposes.